Reverse Merger - Schedule of Number of Shares of Common Stock Issued and Outstanding (Details)	Dec. 31, 2025 shares
Deep Isolation, converted to Deep Isolation Nuclear stock [Member]
Reverse Merger - Schedule of Number of Shares of Common Stock Issued and Outstanding (Details) [Line Items]
Common stock	44,247,429
Issued in Offering [Member]
Reverse Merger - Schedule of Number of Shares of Common Stock Issued and Outstanding (Details) [Line Items]
Common stock	11,012,387
Aspen, outstanding prior to Merger [Member]
Reverse Merger - Schedule of Number of Shares of Common Stock Issued and Outstanding (Details) [Line Items]
Common stock	2,166,667
Advisor Shares [Member]
Reverse Merger - Schedule of Number of Shares of Common Stock Issued and Outstanding (Details) [Line Items]
Common stock	83,333
Total shares outstanding immediately after the Merger and Offering [Member]
Reverse Merger - Schedule of Number of Shares of Common Stock Issued and Outstanding (Details) [Line Items]
Common stock	57,509,816